Gold Bullion Loans	12 Months Ended
Aug. 31, 2019
Notes To Financial Statements [Abstract]
Gold Bullion Loans
21.	Gold Bullion Loans

Activity during the year ended August 31, 2019:

During the year ended August 31, 2019, the Company closed $287,800 (US $216,857) in gold loans.

Under the terms of the loan agreements, the bullion loans are for a period of one year, are subject to renewal, and carry an 8% interest rate payable quarterly. At the sole discretion of the Lender, the bullion loans may be repaid in cash or common shares of the Company or gold in specified form at the option of the lender. If the bullion loans are paid back by bullion, the valuation date for such bullion will be the date of the loan agreements. The bullion loans may be converted into common shares of the Company at the sole discretion of the lenders at an exercise price of US$0.3357 per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.3357 per share. There is no prepayment penalty.

During the year ended August 31, 2019 the Company settled $130,670 (US$100,000) of principal amount of outstanding loans through the issuance of 402,077 shares.

Activity during the year ended August 31, 2018:

During the year ended August 31, 2018, the Company closed $1,310,660 (US $1,027,727) in gold loans.

Under the terms of the loan agreements, the bullion loans are for a period of one year, are subject to renewal, and carry an 8% interest rate payable quarterly. At the sole discretion of the Lender, the bullion loans may be repaid in cash or common shares of the Company or gold in specified form at the option of the lender. If the bullion loans are paid back by bullion, the valuation date for such bullion will be the date of the loan agreements. The bullion loans may be converted into common shares of the Company at the sole discretion of the lenders at an exercise price of US$0.267 - $0.3446 per share. Interest is payable quarterly, either in cash or in shares at the option of the lender at a price of US$0.267 - $0.3446 per share. There is no prepayment penalty.

On June 8, 2018, the Company repriced the exercise price to convert the loans and interest into common shares at a price of US$0.26.

On August 27, 2018, the Company settled $324,475 (US$250,000) of principal amount of outstanding loans through the issuance of 961,538 shares with a value of $605,769 resulting on a loss on settlement of $281,294.

Outstanding balance:

The balance of the gold bullion loans is as follows:

	August 31, 2019	August 31, 2018
Balance at beginning of year	$4,622,351	$3,394,998
Loans received	287,800	1,310,660
Less: repayment of loans converted to shares	(130,670)	(324,475)
Less: conversion component of convertible loans and finders fees	(120,000)	(151,000)
Interest accrued	375,921	337,012
Issuance of shares for interest payment	(311,015)	(236,369)
Interest accretion	268,280	272,991
Foreign exchange translation adjustment	5,460	18,534

Balance at end of year	$4,998,127	$4,622,351

In connection with the convertible loans described in note 23 and the gold loans, the Company paid a finder’s fee via the issuance of an aggregate of 686,446 common shares with a value of $581,181. The finders fee was allocated proportionally between the gold loans and convertible loans, the portion allocated to the gold bullion loans amounted to $87,000.

Interest expense related to the gold bullion loan amounted to $375,921 (2018 - $337,012, 2017 - $293,278), for the year ended August 31, 2019 and is recorded as finance charge in the statements of comprehensive loss. Accretion expense during the year ended August 31, 2019 totaled $268,280 (2018 - $272,991, 2017 - $449,460).